Offerings	Jun. 12, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (1) Also includes the presently indeterminate number of shares of common stock as may be issued by Dow Inc. (a) upon conversion of or exchange for any debt securities or preferred shares of Dow Inc. that provide for conversion or exchange into common stock of Dow Inc., (b) upon exercise of Dow Inc. warrants to purchase Dow Inc. common stock or (c) pursuant to Dow Inc. stock purchase contracts. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (2) Also includes the presently indeterminate number of shares of preferred stock as may be issued by Dow Inc. (a) upon conversion of or exchange for any debt securities of Dow Inc. that provide for conversion or exchange into preferred stock, (b) upon exercise of warrants to purchase Dow Inc. preferred stock or (c) pursuant to Dow Inc. stock purchase contracts. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary shares
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (3) To be represented by depositary receipts representing an interest in all or a specified portion of shares of preferred stock. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (4) Debt securities may be issued by Dow Inc. or The Dow Chemical Company. Subject to note (1), an indeterminate principal amount of debt securities may be issued, which may be senior or subordinated. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (5) Debt securities issued by Dow Inc. may be guaranteed by The Dow Chemical Company. Debt securities issued by The Dow Chemical Company may be guaranteed by Dow Inc. The guarantees of debt securities will be issued without consideration. Pursuant to Rule 457(n), no registration fee is payable with respect to the guarantees of any debt securities. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to purchase common stock, preferred stock an debt securities
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (6) Includes warrants to purchase common stock, preferred stock and debt securities of Dow Inc. and warrants to purchase debt securities of The Dow Chemical Company. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock purchase contracts
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock purchase units
Fee Rate	0.01531%
Offering Note	* Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendments pursuant to Rule 413. (7) Each stock purchase unit consists of (a) a stock purchase contract and (b) a beneficial interest in debt securities, capital securities or debt obligations of third parties. (8) An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an unspecified number of securities that may be offered or sold by affiliates of each registrant in market-making transactions. (9) In accordance with Rules 456(b) and 457(r), each registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.